Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Schedule of Share-based Compensation, Activity

The following tables detail the restricted shares activity within the Equity Plan, Director Stock Plan and RSP during the nine months ended September 30, 2013:

Restricted Share Awards

	Equity Plan		RSP & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted- Average Issue Price
Awarded December 31, 2012	259,909	$11.84	30,300	$10.68
Granted	625,000	14.30	18,000	14.58
Forfeited	-	-	-	-
Awarded September 30, 2013	884,909	$13.57	48,300	$12.13

Unvested Restricted Shares

	Equity Plan		RSP & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted- Average Issue Price
Unvested, December 31, 2012	186,403	$11.62	27,930	$10.58
Granted	625,000	14.30	18,000	14.58
Vested	(186,403)	(11.62)	(27,930)	(10.58)
Forfeited	-	-	-	-
Unvested, September 30, 2013	625,000	$14.30	18,000	$14.58

The following tables detail the restricted shares activity within the Equity Plan, Director Stock Plan and RSP during the years ended December 31, 2012 and 2011:

Restricted Share Awards

	Equity Plan		Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted- Average Issue Price
Awarded, January 1, 2011	-	$-	-	$-
Granted	167,400	12.50	14,700	11.50
Awarded December 31, 2011	167,400	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Forfeited	(1,174)	10.65	(7,650)	11.54
Awarded December 31, 2012	259,909	$11.84	30,300	$10.68

Unvested Restricted Shares

	Equity Plan		RPS & Director Stock Plan
	Number of Restricted Common Shares	Weighted- Average Issue Price	Number of Restricted Common Shares	Weighted- Average Issue Price
Unvested, January 1, 2011	-	$-	-	$-
Granted	167,400	12.50	14,700	11.50
Vested	(13,950)	12.50	-	-
Unvested, December 31, 2011	153,450	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Vested	(59,556)	12.42	(2,370)	11.88
Forfeited	(1,174)	10.65	(7,650)	11.54
Unvested, December 31, 2012	186,403	$11.62	27,930	$10.58